INVENTORIES	12 Months Ended
Dec. 31, 2024
INVENTORIES
INVENTORIES

4.      INVENTORIES

The Company’s inventories consist of finished goods of EVOMELA® and FOLOTYN®. As of December 31, 2024 and 2023, the Company had balance of inventories in the aggregate of $5.3 million and $15.9 million, respectively. For the year ended December 31, 2024, due to the fierce market competition and expected sales volume, the Company recorded a $4.8 million in cost of revenues to write down inventories to the estimated net realizable value. No write downs of the carrying value of inventories have been recorded in the years ended December 31, 2023 and 2022.